Concentration of Credit Risk - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance [Line Items]
Unpaid losses	$ 3,195.2	$ 2,319.8	$ 2,077.6
Reinsurance Recoverables, Uncollateralized	2,010.0	1,817.5
Underwriting premiums (net of allowance for expected credit losses of $34.0 — $Nil)	1,279.8	1,318.4
Due for settlement	11.4
Premium Receivable, Allowance for Credit Loss	$ 34.0	23.0
Allowable holdings of a single issue or issuer, percentage	2.00%
Percentage of written premium major broker accounted minimum	10.00%
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.8	$ 3.7
AM Best, A plus Rating | Standard & Poor's, A plus Rating | Everest Re
Reinsurance [Line Items]
Concentration risk percentage	13.40%	11.90%
AM Best, A plus Rating | Standard & Poor's, AA- Rating | Munich Re
Reinsurance [Line Items]
Concentration risk percentage	11.00%	15.10%
AM Best, A Rating | Standard & Poor's, A plus Rating | Lloyds
Reinsurance [Line Items]
Concentration risk percentage	9.20%	8.90%